Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 491	$ 1,155		$ 654
Trade accounts receivable, net of allowances of $180 and $290, respectively	677	2,440		1,508
Inventories, current	5,564	6,930		9,634
Income taxes receivable	54	57		58
Other current assets	1,824	1,931		3,075
Total current assets	9,093	12,513		14,929
Property, plant and equipment, net	3,383	3,084		2,426
Right-of-use assets, net	90	129	$ 129	103
Inventories. noncurrent	1,544	643
Other noncurrent assets	3	3		3
Total assets	14,113	16,372		17,461
Current liabilities
Trade accounts payable	4,217	2,630		1,360
Income taxes payable	2,556	991		511
Accrued expense	2,257	3,543		2,564
Contract liabilities	916	1,944		287
Line of credit	237	622
Convertible notes, current				950
Right-of-use liabilities, current	98	138		103
Other current liabilities	96	114		224
Total current liabilities	10,752	10,757		6,999
Stockholder promissory note				18,571
Contract liabilities, noncurrent	238	121		10
Convertible notes, noncurrent	1,695	5,695
Warrants	20	49
Deferred tax liabilities, net	47	18		90
Total liabilities	12,752	16,640		25,670
Commitments and contingencies (Note 15)
Stockholders' equity (deficit)
Common stock, $0.0001 par value; 300,000,000 and 7,708,163 shares authorized as of December 31, 2023 and 2022, respectively, and 11,956,823 and 5,292,384 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1	1
Additional paid-in capital	38,413	32,862		2,654
Accumulated deficit	(37,053)	(33,131)		(10,863)
Total Stockholders' equity (deficit)	1,361	(268)		(8,209)
Total liabilities and Stockholders' equity	14,113	16,372		17,461
Related Party
Current liabilities
Related party promissory note	$ 375	575		$ 1,000
Legacy SMAP
Current liabilities
Related party promissory note		$ 200